Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
Nonvested Restricted Stock Shares Activity Abstract
Non-vested Restricted Stock Awards | shares	74,312
Non-vested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 1.82
Non-vested Restricted Stock Awards | shares	82,831
Non-vested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 1.75
Granted | shares	19,536
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 1.28
Vested | shares	(11,017)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 1.36
Forfeited | shares	0
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 0